Financial risk management - Maturity analysis for financial assets held for managing liquidity risk (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024		Apr. 01, 2023 [1]	Mar. 31, 2022	[1]
Other Financial Liabilities [Abstract]
Crypto asset borrowings	¥ 44,479	¥ 44,020	[1]	¥ 18,756
Borrowing	751	0
Lease liabilities	1,277	1,661
Derivative financial liabilities	0	1
Other	1,699	821
Total	3,727	2,483
Cash and cash equivalents	8,584	10,837	[1]	7,697	¥ 17,704
Crypto assets held	44,680	44,207	[1]	¥ 18,969
Contractual cash flows
Other Financial Liabilities [Abstract]
Crypto asset borrowings	44,479	44,020
Borrowing	751
Lease liabilities	1,293	1,687
Derivative financial liabilities	0	1
Other	1,699	821
Total	3,743	2,509
Cash and cash equivalents	8,584	10,837
Crypto assets held	44,680	44,207
Within one year
Other Financial Liabilities [Abstract]
Crypto asset borrowings	44,479	44,020
Borrowing	751
Lease liabilities	384	394
Derivative financial liabilities	0	1
Other	1,699	821
Total	2,834	1,216
Cash and cash equivalents	8,584	10,837
Crypto assets held	44,680	44,207
From one year to two years
Other Financial Liabilities [Abstract]
Crypto asset borrowings	0	0
Borrowing	0
Lease liabilities	356	384
Derivative financial liabilities	0	0
Other	0	0
Total	356	384
Cash and cash equivalents	0	0
Crypto assets held	0	0
From two years to three years
Other Financial Liabilities [Abstract]
Crypto asset borrowings	0	0
Borrowing	0
Lease liabilities	356	356
Derivative financial liabilities	0	0
Other	0	0
Total	356	356
Cash and cash equivalents	0	0
Crypto assets held	0	0
From three years to four years
Other Financial Liabilities [Abstract]
Crypto asset borrowings	0	0
Borrowing	0
Lease liabilities	197	356
Derivative financial liabilities	0	0
Other	0	0
Total	197	356
Cash and cash equivalents	0	0
Crypto assets held	0	0
From four years to five years
Other Financial Liabilities [Abstract]
Crypto asset borrowings	0	0
Borrowing	0
Lease liabilities	0	197
Derivative financial liabilities	0	0
Other	0	0
Total	0	197
Cash and cash equivalents	0	0
Crypto assets held	0	0
More than five years
Other Financial Liabilities [Abstract]
Crypto asset borrowings	0	0
Borrowing	0
Lease liabilities	0	0
Derivative financial liabilities	0	0
Other	0	0
Total	0	0
Cash and cash equivalents	0	0
Crypto assets held	¥ 0	¥ 0

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”